SHARE CAPITAL (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding at the end of the year	713,219	451,628
Weighted average remaining contractual life (in years)	8 years 2 months 19 days
Weighted average exercise price	$ 7.49	$ 10.64
Options exercisable at the end of the year	146,969
Average exercise price of options exercisable	$ 19.63
0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0
Maximum exercise price	$ 0
Options outstanding at the end of the year	99
Weighted average remaining contractual life (in years)	9 months 18 days
Weighted average exercise price	$ 0
Options exercisable at the end of the year	99
Average exercise price of options exercisable	$ 0
2.48 - 123 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.48
Maximum exercise price	$ 123
Options outstanding at the end of the year	710,503
Weighted average remaining contractual life (in years)	8 years 2 months 27 days
Weighted average exercise price	$ 6.30
Options exercisable at the end of the year	144,259
Average exercise price of options exercisable	$ 13.98
127 - 282 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 127
Maximum exercise price	$ 282
Options outstanding at the end of the year	1,045
Weighted average remaining contractual life (in years)	3 years 6 months 7 days
Weighted average exercise price	$ 212.00
Options exercisable at the end of the year	1,039
Average exercise price of options exercisable	$ 212.00
342 - 396 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 342
Maximum exercise price	$ 396
Options outstanding at the end of the year	943
Weighted average remaining contractual life (in years)	3 years 6 months 8 days
Weighted average exercise price	$ 358.00
Options exercisable at the end of the year	943
Average exercise price of options exercisable	$ 358.00
411 - 528 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 411
Maximum exercise price	$ 528
Options outstanding at the end of the year	629
Weighted average remaining contractual life (in years)	3 years 3 months 11 days
Weighted average exercise price	$ 491.00
Options exercisable at the end of the year	629
Average exercise price of options exercisable	$ 491.00